Organization (Details) (USD $)	1 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Jun. 30, 2012	Dec. 31, 2011
Organization
Common stock, shares authorized	100,000		500,000,000	100,000
Initial capital contribution	$ 1,000	$ 1,000